Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,067,497)	$ (8,308,660)		$ (4,729,852)	$ (483,812)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	48,950	380,994		380,995	209,966
Amortization of right-of-use asset	187,166	1,456,770		1,719,081	1,895,294
Impairment loss on long-term investment					1,963,000
Gain on sales of long-term investment			$ (142,099)	(1,105,998)
Interest of lease liabilities	26,573	206,828		61,232	139,296
Change in operating assets and liabilities
Accounts receivable	172,458	1,342,291		508,218	(314,033)
Interest receivables	56,925	443,067		(55)	65,737
Deposits and prepayments	(13,198)	(102,725)		210,801	(45,555)
Tax recoverable					587,834
Accruals and other payables	(536)	(4,171)		(385,766)	10,815
Contract liabilities	(100,857)	(785,000)		480,000	(1,890,032)
Operating lease liabilities	(181,320)	(1,411,265)		(1,788,518)	(2,044,020)
Net cash provided by (used in) operating activities	(871,336)	(6,781,871)		(4,649,862)	94,490
CASH FLOWS FROM INVESTING ACTIVITIES:
Other receivables - related parties					96,700
Purchase of property and equipment					(1,904,972)
Payment for long-term investment				(8,500,000)	(26,110,738)
Redemption of long-term investment				48,253,736
Net cash provided by (used in) investing activities				39,753,736	(27,919,010)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividend distribution					(1,581,900)
Net cash used in financing activities					(1,581,900)
NET CHANGE IN CASH	(871,336)	(6,781,871)		35,103,874	(29,406,420)
CASH AT BEGINNING OF YEAR	16,382,728	127,511,687		92,407,813	121,814,233
CASH AT END OF YEAR	15,511,392	120,729,816	$ 16,382,728	127,511,687	92,407,813
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax
Cash received from tax refund					587,834
Cash paid for interest
Supplemental schedule of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities				$ 4,248,914